---------------------------
                                                      OMB APPROVAL
                                                      ------------------------
                                                      OMB NUMBER 3235-0570

                                                      Expires: Nov. 30, 2005

                                                      Estimated average burden
                                                      hours per reponse: 5.0
                                                     ---------------------------
                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-09112
                                   -------------------------------------

                        EACM Select Managers Equity Fund
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           200 Connecticut Avenue, Sixth Floor, Norwalk, CT 06854-1958
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   Evaluation Associates Capital Markets Inc.
         ---------------------------------------------------------------
                 200 Connecticut Avenue, Norwalk, CT 06854-1958
         ---------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 203-854-7024 (call collect)
                                                    ---------------------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders

================================================================================

INVESTMENT MANAGER
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Sixth Floor
Norwalk, CT 06854-1958

ADMINISTRATOR
Van Eck Associates Corporation
99 Park Avenue
New York, NY 10016

LEGAL COUNSEL
Day, Berry & Howard LLP
CityPlace
Hartford, CT 06103

TRANSFER AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105-1802

CUSTODIAN
Mellon Trust of New England, N.A.
One Boston Place
Boston, MA 02108

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES MORE COMPLETE INFORMATION SUCH AS CHARGES AND EXPENSES. FOR A PROSPECTUS AND ADDITIONAL INFORMATION ABOUT EACM SELECT MANAGERS EQUITY FUND, PLEASE CALL THE NUMBER LISTED BELOW.


[EACM LOGO]
EACM Select Managers Equity Fund
EACM Securities Inc. -- DISTRIBUTOR
200 Connecticut Avenue
Sixth Floor
Norwalk, CT 06854-1958
(203) 854-7024 (call collect)
www.eacmselect.com

                        EACM SELECT MANAGERS EQUITY FUND
                       REVIEW OF FIRST SIX MONTHS OF 2004
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We would like to take this opportunity to present the report for the first half of 2004 on the EACM Select Managers Equity Fund ("the Fund"). The first part of this review details the performance of the Fund and the factors that influenced it, while the second part summarizes the domestic equity market environment for this time period.

EACM SELECT MANAGERS EQUITY FUND

The EACM Select Managers Equity Fund rose 4.51% for the first six months of 2004, outperforming the S&P 500, which gained 3.44%. The Fund benefited from strong stock selection, while sector selection was a slight detractor to performance.

Notable strengths within the Fund included gains in the health care sector, up 11.1%, and the telecom group, up 41.1%. Both outperformed the S&P 500 and their comparable market sectors within the Index. The health care sector benefited from an overweighting (4.5% vs. 1.2% for the S&P 500) in biotech, which rose 15.1%, and an underweighting (4.0% vs. 8.2%) in big pharma which dropped 2.4%. For example, Biogen Idec Inc., advanced 72.0% on news of a fast track FDA approval for a blockbuster drug.

Among the telecom holdings, AT&T Wireless, up 70.0%, was a strong performer, buoyed by its acquisition by Cingular. Crown Castle International was another strong performer, rising 33.7% due to strong demand, and the fact it continues to pay down debt with significant increases in free cash flow.

The Fund's major detractor was the consumer discretionary sector, which lost 2.4% and is the second largest allocation at 19%. The sector was hurt by lagging performance from its largest component, media stocks, which fell 8.6%. Advertising revenues have not picked up, despite a rebound in the economy. Particularly hard hit were radio and T.V. broadcasters, such as Westwood One Inc., down 30.4%, Clear Channel, down 20.7%, and Univision, down 19.6%.

PERCENT OF NET ASSETS AS OF 6/30/04: BIOGEN IDEC INC. (0.9%), AT&T WIRELESS (WHICH WAS SOLD FROM THE FUND: 0%), CROWN CASTLE (2.2%), WESTWOOD ONE INC. (0.3%), CLEAR CHANNEL (0.5%), AND UNIVISION (0.8%).

ECONOMIC REVIEW

During the first quarter, the economy showed signs of slowing compared to the torrid pace of late 2003. Employment growth was non-existent and investors started to worry about deflation and recession. However, that changed in early April with the release of the March employment report showing huge job gains. By the end of June the mood shifted, and fears of inflation and an overheated economy took center stage.

The Federal Reserve remained on the sidelines until June 30, at which time it raised the federal funds rate by 25bps. Within three months, investor expectations went from no Fed action until early 2005, to aggressive tightening beginning this June. This recent rate hike marked the end of 13 rate cuts over 30 months.

THE STOCK MARKET REVIEW

In the first six months, the S&P 500 rose 3.4%, rising for the last five consecutive quarters.

The stock market (as represented by the S&P 500 and Russell 2000) meandered higher during the first nine weeks of the year on news of relatively strong earnings reports and the renewed interest in M&A activity. All

                        EACM SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

Indexes fell in the middle three weeks of March after an extremely disappointing employment report was released on March 5. In fact, the 5.6% decline in the S&P 500 (3/5 - 3/24) was the first correction of more than 5% in 357 days, the longest streak since 1994. A rebound in late March/early April was short lived. Good employment statistics released in early April and May, the missing ingredient in the economic recovery story, initially helped stocks, but then deteriorated into selling. Soon fears of rapid tightening by the Fed gripped the markets as higher inflation, fueled by a spike in oil prices and continued unrest in the Middle East, muted gains from strong earnings reports.

After hitting a low point on May 17, a sustained rebound ensued. Interest rates eased slightly due to a drop in oil prices and somewhat contained core CPI. Strong earnings from such large firms as Home Depot, Hewlett-Packard and Deere & Co. helped to overcome the negative influences noted above.

                                    * * * * *

The attached report provides you with the performance results, schedule of investments and the financial statements as of June 30, 2004. As always, should you have any questions, please feel free to contact us at 203-854-7024 (call collect), or visit the Fund's web site at: www.eacmselect.com.

We thank you for your continued confidence in the EACM Select Managers Equity Fund.

Sincerely,

[GRAPHIC OMITTED: PHILLIP MAISANO SIGNATURE]

Phillip Maisano
President
July 27, 2004

                        EACM SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/04
--------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                                      1 YEAR     3 YEARS     5 YEARS    (1/2/96)
--------------------------------------------------------------------------------
The Fund .........................    19.97       -2.18       -1.00       8.32
--------------------------------------------------------------------------------
S&P 500 Index ....................    19.10       -0.70       -2.21       9.24
--------------------------------------------------------------------------------

The performance data represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost. Performance information current to the most recent month end is available, without charge, by calling 203-854-7024 collect or by visiting www.eacmselect.com.

The Manager is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

The S&P 500 is an unmanaged capitalization weighted index of 500 commonly traded stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The index assumes reinvestment of dividends. Unless otherwise indicated, performance figures are for the month indicated (through the last trading date that month).

                        EACM SELECT MANAGERS EQUITY FUND
                SCHEDULE OF INVESTMENTS JUNE 30, 2004 (UNAUDITED)

NO. OF
COMMON
SHARES                       SECURITIES                          VALUE (NOTE 1)
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE: 1.1%
  1,590    L-3 Communications Holdings, Inc. .................     $    106,212
  1,710    Northrop Grumman Corp. ............................           91,827
  3,300    United Technologies Corp. .........................          301,884
                                                                   ------------
                                                                        499,923
                                                                   ------------
AIR FREIGHT & LOGISTICS: 1.1%
  2,300    FedEx Corp. .......................................          187,887
  4,000    Ryder System, Inc. ................................          160,280
  2,370    United Parcel Service, Inc. (Class B) .............          178,153
                                                                   ------------
                                                                        526,320
                                                                   ------------
AIRLINES: 0.4%
  9,800    Southwest Airlines Co. ............................          164,346
                                                                   ------------
BEVERAGES: 3.4%
  2,175    Anheuser-Busch Co., Inc. ..........................          117,450
  6,600    Coca-Cola Co. .....................................          333,168
  4,200    Diageo plc (Sponsored ADR) ........................          229,950
 17,200    PepsiCo, Inc. .....................................          926,736
                                                                   ------------
                                                                      1,607,304
                                                                   ------------
BIOTECHNOLOGY: 4.4%
  5,500    Affymetrix, Inc. ..................................          180,015
  8,700    Amgen, Inc. .......................................          474,759
  6,830    Biogen, Inc. ......................................          431,998
  2,900    Cephalon, Inc. ....................................          156,600
  4,000    Genentech, Inc. ...................................          224,800
  9,100    Genzyme Corp.--General Division ...................          430,703
  2,265    Invitrogen Corp. ..................................          163,057
                                                                   ------------
                                                                      2,061,932
                                                                   ------------
CAPITAL MARKETS: 3.9%
 34,600    Charles Schwab Co. ................................          332,506
  4,800    Goldman Sachs Group, Inc. .........................          451,968
  6,945    Merrill Lynch and Co., Inc. .......................          374,891
  8,810    Morgan Stanley ....................................          464,904
  3,330    SEI Investments Co. ...............................           96,703
  2,275    State Street Corp. ................................          111,566
                                                                   ------------
                                                                      1,832,538
                                                                   ------------
CHEMICALS: 2.4%
  7,400    Akzo Nobel N.V. (Sponsored ADR) ...................          275,650
  4,100    Dow Chemical Co. ..................................          166,870
  5,200    Monsanto Co. ......................................          200,200
 10,910    Praxair, Inc. .....................................          435,418
  1,110    Valspar Corp. .....................................           55,988
                                                                   ------------
                                                                      1,134,126
                                                                   ------------
COMMERCIAL BANKS: 2.8%
  5,630    Bank of America Corp. .............................          476,411
  1,500    Charter One Financial, Inc. .......................           66,285
    705    Popular, Inc. .....................................           30,153
 13,500    U.S. Bancorp ......................................          372,060
  6,165    Wells Fargo & Co. .................................          352,823
                                                                   ------------
                                                                      1,297,732
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES: 2.8%
  1,400    Aramark Corp.                                                 40,264
 34,100    Cendant Corp.                                                834,768
    700    Dun & Bradstreet Corp.                                        37,737
  8,200    H&R Block, Inc.                                              390,976
                                                                   ------------
                                                                      1,303,745
                                                                   ------------
COMMUNICATIONS EQUIPMENT: 1.8%
  8,100    Cisco Systems, Inc.                                          191,970
  1,550    Emulex Corp.                                                  22,181
  8,200    Qualcomm, Inc.                                               598,436
                                                                   ------------
                                                                        812,587
                                                                   ------------
COMPUTERS & PERIPHERALS: 3.6%
  9,300    Dell Computer Corp.                                          333,126
  2,100    Diebold, Inc.                                                111,027
 13,000    EMC Corp.                                                    148,200
 26,920    Hewlett Packard Co.                                          568,012
  4,405    International Business Machines Corp.                        388,301
 27,620    Sun Microsystems, Inc.                                       119,871
                                                                   ------------
                                                                      1,668,537
                                                                   ------------
CONSUMER FINANCE: 2.7%
  6,300    American Express Co.                                         323,694
 23,145    MBNA Corp.                                                   596,910
  8,000    SLM Corp.                                                    323,600
                                                                   ------------
                                                                      1,244,204
                                                                   ------------


                        See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2004 (UNAUDITED) (continued)

NO. OF
COMMON
SHARES                       SECURITIES                          VALUE (NOTE 1)
-------------------------------------------------------------------------------
CONTAINERS & PACKAGING: 0.1%
  2,705    Pactiv Corp. ......................................     $     67,463
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES: 3.1%
  9,955    Citigroup, Inc. ...................................          462,908
  8,500    J.P. Morgan Chase & Co. ...........................          329,545
  9,900    Moody's Corp. .....................................          640,134
                                                                   ------------
                                                                      1,432,587
                                                                   ------------
DIVERSIFIED TELECOMM SERVICES: 0.5%
  1,165    Alltel Corp. ......................................           58,972
 10,450    Sprint Corp. ......................................          183,920
                                                                   ------------
                                                                        242,892
                                                                   ------------
ELECTRIC UTILITIES: 0.2%
  3,140    Exelon Corp. ......................................          104,531
                                                                   ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTATION: 1.6%
 10,300    Agilent Technologies, Inc. ........................          301,584
  5,790    Amphenol Corp. (Class A) ..........................          192,923
  1,700    CDW Corp. .........................................          108,392
  6,100    Jabil Circuit, Inc. ...............................          153,598
                                                                   ------------
                                                                        756,497
                                                                   ------------
ENERGY EQUIPMENT & SERVICES: 1.1%
  5,700    Halliburton Co. ...................................          172,482
  3,000    Schlumberger Ltd. .................................          190,530
  5,200    Transocean, Inc. ..................................          150,488
                                                                   ------------
                                                                        513,500
                                                                   ------------
FOOD & STAPLES RETAILING: 1.2%
 10,520    Wal-Mart Stores, Inc. .............................          555,035
                                                                   ------------
FOOD PRODUCTS: 2.0%
  8,000    Hershey Foods Corp. ...............................          370,160
  1,245    JM Smucker Co. ....................................           57,158
  8,300    Wrigley (Wm.) Jr. Co. .............................          523,315
                                                                   ------------
                                                                        950,633
                                                                   ------------
HEALTHCARE EQUIPMENT & SUPPLIES: 4.1%
  2,500    Alcon, Inc. .......................................          196,625
  6,100    Baxter International, Inc. ........................          210,511
  5,200    Becton Dickinson & Co. ............................          269,360
    720    C.R. Bard, Inc. ...................................           40,788
  3,330    DENTSPLY International, Inc. ......................          173,493
  7,700    Guidant Corp. .....................................          430,276
    400    Hospira, Inc. .....................................           11,040
  1,090    Respironics, Inc. .................................           64,038
  6,200    Stryker Corp. .....................................          341,000
  3,300    Waters Corp. ......................................          157,674
                                                                   ------------
                                                                      1,894,805
                                                                   ------------
HEALTHCARE PROVIDERS & SERVICES: 3.6%
  4,900    Anthem, Inc. ......................................          438,844
 15,440    Caremark Rx, Inc. .................................          508,594
  6,900    HCA, Inc. .........................................          286,971
  3,650    Health Management Associates, Inc. ................           81,833
  1,110    Medco Health Solutions, Inc. ......................           41,625
    910    Omnicare, Inc. ....................................           38,957
    660    Quest Diagnostics, Inc. ...........................           56,067
  3,900    UnitedHealth Group, Inc. ..........................          242,775
                                                                   ------------
                                                                      1,695,666
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE: 4.1%
  1,365    Brinker International, Inc. .......................           46,574
 14,000    Harrah's Entertainment, Inc. ......................          757,400
  2,900    International Game Technology .....................          111,940
 20,000    McDonalds Corp. ...................................          520,000
  3,000    MGM Mirage ........................................          140,820
  3,700    Wendy's International, Inc. .......................          128,908
  5,700    Yum! Brands, Inc. .................................          212,148
                                                                   ------------
                                                                      1,917,790
                                                                   ------------
HOUSEHOLD PRODUCTS: 1.2%
  3,400    Kimberly-Clark Corp. ..............................          223,992
  6,250    Proctor & Gamble Co. ..............................          340,250
                                                                   ------------
                                                                        564,242
                                                                   ------------
INDUSTRIAL CONGLOMERATES: 1.8%
 10,465    General Electric Co. ..............................          339,066
 14,900    Tyco International Ltd. ...........................          493,786
                                                                   ------------
                                                                        832,852
                                                                   ------------


                        See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2004 (UNAUDITED) (continued)

NO. OF
COMMON
SHARES                       SECURITIES                          VALUE (NOTE 1)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES: 3.8%
  3,220    Accenture Ltd. (Class A) ..........................     $     88,486
  6,820    Affiliated Computer Services, Inc.
             (Class A) .......................................          361,051
  4,600    Automatic Data Processing, Inc. ...................          192,648
  1,110    DST Systems, Inc. .................................           53,380
 17,936    First Data Corp. ..................................          798,511
  4,435    Fiserv, Inc. ......................................          172,477
  1,190    Hewitt Associates, Inc. (Class A) .................           32,725
  3,665    Sungard Data Systems, Inc. ........................           95,290
                                                                   ------------
                                                                      1,794,568
                                                                   ------------
INSURANCE: 2.7%
  5,000    Ace Ltd. ..........................................          211,400
  6,100    Allstate Corp. ....................................          283,955
  4,110    American International Group, Inc. ................          292,961
    140    Berkshire Hathaway, Inc. (Class B) ................          413,700
    855    Marsh & McLennan Cos., Inc. .......................           38,800
                                                                   ------------
                                                                      1,240,816
                                                                   ------------
INTERNET & CATALOG RETAIL: 0.7%
  3,300    EBAY, Inc. ........................................          303,435
                                                                   ------------
INTERNET SOFTWARE AND SERVICES: 0.6%
  7,200    Yahoo, Inc. .......................................          261,576
                                                                   ------------
MACHINERY: 0.3%
  2,100    Deere & Co. .......................................          147,294
                                                                   ------------
MEDIA: 8.9%
 16,151    Cablevision Systems Corp.-
             New York Group (Class A) ........................          317,367
  6,800    Clear Channel Communications, Inc. ................          251,260
  6,900    EchoStar Communications Corp. .....................          212,175
 24,600    Entravision Communications
             Corp. (Class A) .................................          188,928
  8,600    Fox Entertainment
             Group, Inc. (Class A) ...........................          229,620
  1,800    Gannett Co., Inc. .................................          152,730
  1,400    Lamar Advertising Co. .............................           60,690
  5,800    McGraw-Hill Companies, Inc. .......................          444,106
  2,600    Omnicon Group, Inc. ...............................          197,314
  8,500    Time Warner, Inc. .................................          149,430
  1,160    Tribune Co. .......................................           52,826
 10,900    Univision Communications,
             Inc. (Class A) ..................................          348,037
  3,500    Valassis Communications, Inc. .....................          106,645
 13,278    Viacom, Inc. (Class B) ............................          474,290
 14,600    Vivendi Universal SA
             (Sponsored ADR) .................................          407,340
  5,300    Walt Disney Co. ...................................          135,097
  5,750    Westwood One, Inc. ................................          136,922
  3,607    WPP Group PLC (ADR) ...............................          184,787
  4,400    XM Satellite Radio Holdings, Inc.
             (Class A) .......................................          120,076
                                                                   ------------
                                                                      4,169,640
                                                                   ------------
MULTILINE RETAIL: 1.5%
 11,500    Family Dollar Stores, Inc. ........................          349,830
  2,700    Federated Department Stores, Inc. .................          132,570
  4,800    J.C. Penney Co. ...................................          181,248
  1,260    Target Corp. ......................................           53,512
                                                                   ------------
                                                                        717,160
                                                                   ------------
OFFICE ELECTRONICS: 0.6%
 17,800    Xerox Corp. .......................................          258,100
                                                                   ------------
OIL & GAS: 1.9%
  2,300    Anadarko Petroleum Corp. ..........................          134,780
  6,100    Burlington Resources, Inc. ........................          220,698
  3,534    ChevronTexaco Corp. ...............................          332,585
  4,995    Exxon Mobil Corp. .................................          221,828
                                                                   ------------
                                                                        909,891
                                                                   ------------
PERSONAL PRODUCTS: 0.9%
  1,600    Alberto Culver Co. ................................           80,224
  8,400    Gillette Co. ......................................          356,160
                                                                   ------------
                                                                        436,384
                                                                   ------------
PHARMACEUTICALS: 3.9%
  3,980    Abbott Laboratories ...............................          162,225
  5,800    Johnson & Johnson .................................          323,060
  5,300    Merck & Co., Inc. .................................          251,750
 28,000    Pfizer, Inc. ......................................          959,840
  2,055    Teva Pharmaceutical Industries Ltd. ...............          138,281
                                                                   ------------
                                                                      1,835,156
                                                                   ------------
ROAD & RAIL: 0.3%
  3,500    Canadian National Railroad Co. ....................          152,565
                                                                   ------------


                        See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2004 (UNAUDITED) (continued)

NO. OF
COMMON
SHARES                       SECURITIES                          VALUE (NOTE 1)
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT: 1.6%
  3,200    Analog Devices, Inc. ..............................     $    150,656
  6,200    Applied Materials, Inc. ...........................          121,644
  6,700    Intel Corp. .......................................          184,920
  4,000    Novellus Systems, Inc. ............................          125,760
  6,500    Texas Instruments, Inc. ...........................          157,170
                                                                   ------------
                                                                        740,150
                                                                   ------------
SOFTWARE: 5.4%
  5,500    Adobe Systems, Inc. ...............................          255,750
 46,175    Microsoft Corp. ...................................        1,318,758
 37,600    Oracle Corp. ......................................          448,568
  9,200    Symantec Corp. ....................................          402,776
  4,000    Veritas Software Corp. ............................          110,800
                                                                   ------------
                                                                      2,536,652
                                                                   ------------
SPECIALTY RETAIL: 2.1%
  6,000    Gap, Inc. .........................................          145,500
 12,400    Home Depot, Inc. ..................................          436,480
  1,775    Lowe's Companies, Inc. ............................           93,276
  3,700    Petco Animal Supplies, Inc. .......................          119,177
  1,255    Regis Corp. .......................................           55,960
  5,500    TJX Companies, Inc. ...............................          132,770
                                                                   ------------
                                                                        983,163
                                                                   ------------
TEXTILE & APPAREL: 1.0%
  1,700    Fossil, Inc. ......................................           46,325
  1,010    Liz Claiborne, Inc. ...............................           36,340
  4,800    Nike, Inc. (Class B) ..............................          363,600
                                                                   ------------
                                                                        446,265
                                                                   ------------
THRIFTS & MORTGAGE FINANCE: 5.4%
  2,577    Doral Financial Corp. .............................           88,907
 16,325    Federal Home Loan Mortgage Corp. ..................        1,033,373
 14,655    Federal National Mortgage Association .............        1,045,781
  1,400    Golden West Financial Corp. .......................          148,890
  2,900    MGIC Investment Corp. .............................          219,994
                                                                   ------------
                                                                      2,536,945
                                                                   ------------
WIRELESS TELECOM SERVICE: 2.2%
 70,300    Crown Castle International Corp. ..................        1,036,926
                                                                   ------------
TOTAL COMMON STOCKS: 98.8%
(cost: $40,249,815) ..........................................       46,188,473
                                                                   ------------
SHORT-TERM INVESTMENT: 1.6%
761,210    Dreyfus Cash Management Fund
             (Institutional Shares)
(cost: $761,210) .............................................          761,210
                                                                   ------------
TOTAL INVESTMENTS: 100.4%
(cost: $41,011,025) ..........................................       46,949,683

OTHER ASSETS LESS LIABILITIES: (0.4)% ........................         (174,785)
                                                                   ------------
NET ASSETS: 100% .............................................     $ 46,774,898
                                                                   ============

-------------------
Glossary:
   ADR--American Depository Receipt


                        See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS:
Investments, at value (cost: $41,011,025)(Note 1)                  $ 46,949,683
Receivables:
  Securities sold                                                        95,844
  Capital shares sold                                                    62,605
  Dividends and interest                                                 32,998
  Prepaid insurance                                                      57,691
                                                                   ------------
    Total assets                                                     47,198,821
                                                                   ------------
LIABILITIES:
Payables:
  Securities purchased                                                  201,753
  Due to Custodian                                                       98,249
  Management fee                                                         21,066
  Administration fee                                                      7,633
  Accrued expenses                                                       95,222
                                                                   ------------
    Total liabilities                                                   423,923
                                                                   ------------
NET ASSETS                                                         $ 46,774,898
                                                                   ============
Net asset value, maximum offering price and
  redemption price per share
  ($46,774,898 / 5,933,812 shares of beneficial
  interest outstanding with an unlimited number of
  no par value shares authorized)                                  $       7.88
                                                                   ------------
Composition of net assets:
  Aggregate paid in capital                                          47,863,888
  Net unrealized appreciation of investments                          5,938,658
  Accumulated net investment loss                                       (35,246)
  Accumulated net realized loss                                      (6,992,402)
                                                                   ------------
                                                                   $ 46,774,898
                                                                   ============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INCOME:
Dividends (net of foreign taxes withheld of $3,022)                $    245,945
Interest                                                                  5,333
                                                                   ------------
    Total income                                                        251,278

EXPENSES:
Management (Note 2)                               $    210,882
Administrative (Note 2)                                 49,733
Professional                                            43,393
Custodian                                               34,272
Insurance                                               25,159
Transfer agent                                          19,432
Trustees                                                15,000
Shareholder reports                                      9,778
Registration                                             7,870
Other                                                    8,165
                                                  ------------
    Total expenses                                     423,684
                                                  ------------
Fees waived by the Manager (Note 2)                                $   (137,160)
                                                                   ------------
  Net expenses                                                          286,524
                                                                   ------------
  Net investment loss                                                   (35,246)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS: (NOTE 3)
Net realized gain from investments                                    1,455,644
Net change in unrealized appreciation of investments                    556,412
                                                                   ------------
Net realized and unrealized gain on investments                       2,012,056
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $  1,976,810
                                                                   ============

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                     ENDED          YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 -------------     ------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income (loss)                    $    (35,246)    $      6,393
  Net realized loss
    from investments                                 1,455,644       (2,067,750)
  Net change in unrealized
    appreciation (depreciation)
    of investments                                     556,412       11,963,177
                                                  ------------     ------------
  Net increase in net assets
    resulting from operations                        1,976,810        9,901,820
                                                  ------------     ------------
Dividends to shareholders from: (Note1)
Net investment income                                       --          (11,517)
                                                  ------------     ------------
Capital share transactions*:
  Net proceeds from sales of shares                  6,646,420       14,342,253
  Reinvestment of dividends                                 --           10,646
  Cost of shares redeemed                           (4,386,431)     (16,870,721)
                                                  ------------     ------------
  Increase (decrease) in net assets
    resulting from capital share
    transactions                                     2,259,989       (2,517,822)
                                                  ------------     ------------
  Total increase in net assets                       4,236,799        7,372,481
NET ASSETS:
  Beginning of period                               42,538,099       35,165,618
                                                  ------------     ------------
  End of period                                   $ 46,774,898     $ 42,538,099
                                                  ============     ============
*SHARES OF BENEFICIAL INTEREST
  ISSUED AND REDEEMED:
  Shares sold                                          854,396        2,104,091
  Reinvestment of dividends                                 --            1,412
  Shares redeemed                                     (564,388)      (2,473,309)
                                                  ------------     ------------
  Net increase (decrease)                              290,008         (367,806)
                                                  ============     ============


                        See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED DECEMBER 31,
                                                   JUNE 30,2004      ----------------------------------------------------------
                                                   (UNAUDITED)         2003        2002         2001         2000         1999
                                                   ------------      -------     -------      -------      -------      -------
Net Asset Value, Beginning of Period .............   $  7.54         $  5.85     $  7.80      $  9.02      $ 11.13      $ 10.29
                                                     -------         -------     -------      -------      -------      -------
Income From Investment Operations:
Net Investment Income (Loss) .....................     (0.01)             --(c)    (0.01)       (0.02)       (0.02)       (0.02)
Net Gain (Loss) on Investments
  (both realized and unrealized) .................      0.35            1.69       (1.94)       (1.20)       (0.58)        3.18
                                                     -------         -------     -------      -------      -------      -------
Total From Investment Operations .................      0.34            1.69       (1.95)       (1.22)       (0.60)        3.16
Less Distributions from:
  Net Investment Income ..........................        --              --(c)       --           --           --           --
  Net Realized Gain on Investments ...............        --              --          --           --        (1.51)       (2.32)
                                                     -------         -------     -------      -------      -------      -------
Total Distributions ..............................        --              --          --           --        (1.51)       (2.32)
Net Asset Value, End of Period ...................   $  7.88         $  7.54     $  5.85      $  7.80      $  9.02      $ 11.13
                                                     =======         =======     =======      =======      =======      =======
Total Investment Return(a) .......................      4.51%          28.89%     (25.00)%     (13.53)%      (5.39)%      30.71%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) ..................   $46,775         $42,542     $35,166      $50,137      $63,748      $65,545
Ratio of Gross Expenses to Average Net Assets.....     1.84%(d)        2.06%       1.85%        1.66%        1.56%        1.60%
Ratio of Net Expenses to Average Net Assets ......     1.25%(d)        1.15%       1.15%        1.15%        1.15%        1.15%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(b) .......................    (0.15%)(d)       0.02%      (0.13%)      (0.21%)      (0.21%)      (0.19%)
Portfolio Turnover Rate ..........................       29%(d)          77%         50%          70%          93%          82%

--------------------

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of distributions at net asset value on the payable date and a redemption on the last day of the period.

(b) Ratios would have been (0.74%), (0.89%), (0.83%), (0.72%), (0.62%) and
    (0.64%), respectively, had the Manager not waived and assumed expenses.

(c) Amount represents less then $0.01 per share.

(d) Annualized


                        See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

EACM Select Managers Equity Fund (the "Fund") formerly EAI Select Managers Equity Fund, is organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as an open-end diversified management company. At a meeting of the Board of Trustees of the Fund, including the "non-interested" Trustees (as defined in the Investment Company Act of 1940, as amended) held on November 7, 2003 the Trustees agreed to change the name of the Fund from EAI Select Managers Equity Fund to EACM Select Managers Equity Fund. The primary investment objective of the Fund is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations with more than sixty days remaining to maturity are valued at market. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which, with accrued interest, approximates market value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with generally accepted accounting principles in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identification cost method. Dividend income is recorded on ex-dividend date. Interest income is accrued as earned.

NOTE 2--AGREEMENTS AND TRANSACTIONS OF RELATED PARTIES--Evaluation Associates Capital Markets, Inc. (the "Manager"), a wholly owned subsidiary of EACM Partners, L.P. (the "Parent"), earned fees of $210,882 for the six months ended June 30, 2004 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the six months ended June 30, 2004, the Manager agreed to waive management fees and assumed expenses in the amount of $137,160 which represents the amount exceeding a self imposed expense limitation of 1.25% of average daily net assets per annum through December 31, 2004.

Certain officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and service providers to the Fund own 2,107,318 shares (35.5%) and 131,134 shares (2.2%), respectively, of the outstanding shares of the Fund. Additionally, 3,276,689 shares are owned by six other shareholders, each of whom owns 14.9%, 10.8%, 10.0%, 7.3%, 6.6%, and 5.7% of the outstanding shares of the Fund, respectively.

The Manager pays from its management fee four Subadvisers a fee at the annual rate of 0.375 of 1% and one Subadviser a fee at the annual rate of 0.25 of 1% of the average monthly net asset value of the Fund managed by that Subadviser.

                        EACM SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

At June 30, 2004, the Subadvisers are Iridian Asset Management LLC, Goldman Sachs Asset Management, L.P. Mastrapasqua Asset Management, Inc., Chartwell Investment Partners., and Siphron Capital Management.

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation, the Fund accrued $49,733 in administration fees for the six months ended June 30, 2004. The annual fee is graduated, beginning at
0.20 of 1% of the average daily net assets of less than $100 million to 0.12 of 1% of the average daily net assets in excess of $260 million. There is a minimum annual fee of $100,000 payable to Van Eck Associates Corporation.

The Fund accrued $26,804 of legal fees payable to Day, Berry & Howard LLP, counsel to the Fund, for the six months ended June 30, 2004 for legal services in conjunction with the Fund's ongoing operations.

DISTRIBUTION AGREEMENT--Under the terms of a Distribution Agreement with the Fund, EACM Securities Inc., a wholly owned subsidiary of the Parent, serves as the Distributor of the Fund's shares. EACM Securities, Inc., does not receive any fees for services provided pursuant to this agreement.

NOTE 3--PURCHASES AND SALES--Purchases and sales of securities, other than U.S. government securities and short-term obligations, aggregated $15,245,983 and $13,068,645, respectively, for the six months ended June 30, 2004. For federal income tax purposes the cost of investments owned at June 30, 2004 was $41,011,025.

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $5,938,658 of which $7,034,997 related to appreciated securities and $1,096,339 related to depreciated securities.

NOTE 4--CAPITAL LOSS CARRYFORWARDS--At December 31, 2003, the Fund had for tax purposes, capital loss carryforwards of $7,338,423. The capital loss carryforwards of $1,903,579, $5,013,774 and $421,070 expire on December 31, 2011, December 31, 2010 and December 31, 2009, respectively.

NOTE 5--SUBSEQUENT EVENTS--On August 2, 2004, the Fund's Manager and certain affiliates (the "EACM Group") sold substantially all of the assets of the EACM Group's multi-manager and fund of funds business to a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), effective July 31, 2004 (the "Transaction"). As of the date of the Transaction, all of the employees of the Manager who are responsible for the management of the Fund have become employees of the Mellon subsidiary, but will continue to provide the same services to the Fund through an agreement between Mellon and the Manager.

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Sixth Floor
Norwalk, CT 06854-1958


ADMINISTRATOR
Van Eck Associates Corporation
99 Park Avenue
New York, NY 10016


LEGAL COUNSEL
Day, Berry & Howard LLP
CityPlace
Hartford, CT 06103


TRANSFER AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105-1802


CUSTODIAN

Mellon Trust of New England, N.A.
One Boston Place
Boston, MA 02108

--------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A EACM SELECT MANAGERS EQUITY FUND PROSPECTUS, WHICH INCLUDES MORE COMPLETE INFORMATION, SUCH AS CHARGES AND EXPENSES. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. ADDITIONAL INFORMATION ABOUT THE FUND'S BOARD OF TRUSTEES/OFFICERS AND A DESCRIPTION OF THE POLICIES AND PROCEDURES THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES ARE PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE STATEMENT OF ADDITIONAL INFORMATION AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12 MONTH PERIOD ENDING JUNE 30 IS AVAILABLE, WITHOUT CHARGE, BY CALLING 203-854-7024 COLLECT, OR BY VISITING WWW.EACMSELECT.COM, OR ON THE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

[GRAPHIC OMITTED: EACM SELECT LOGO]

EACM Select Managers Equity Fund
EACM Securities Inc. -- DISTRIBUTOR
200 Connecticut Avenue
Sixth Floor
Norwalk, CT 06854-1958
(203) 854-7024 (call collect)
www.eacmselect.com

--------------------------------------------------------------------------------




                                      * * *

--------------------------------------------------------------------------------

                                   EACM SELECT
                           --------------------------
                                    MANAGERS
                           --------------------------
                                   EQUITY FUND
                           --------------------------
                                   SEMI-ANNUAL
                           --------------------------
                                     REPORT
                           --------------------------
                                  JUNE 30, 2004

--------------------------------------------------------------------------------


                      [GRAPHIC OMITTED: EACM SELECT LOGO]

Item 2.         Code of Ethics.

                A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, and principal accounting officer is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or wavers were granted to this code of ethics during the registrant's most recent fiscal half year.

Item 3.         Audit Committee Financial Expert.

                Not applicable to semi-annual reports.

Item 4.         Principal Accountant Fees and Services.

                Not applicable to semi-annual reports.

Item 5.         Audit Committee of Listed Registrants.

                Not applicable to semi-annual reports.

Item 6.         Schedule of Investments.

                Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

                Not Applicable.

Item 9.         Submission of Matters to a Vote of Security Holders.

                Not applicable.

Item 10.        Controls and Procedures.

        (a) The Chief Executive Officer and the Chief Financial officer have concluded that the EACM Select Managers Equity Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the EACM Select Managers Equity Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

        (b) There were no significant changes in EACM Select Managers Equity Fund internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

Item 11.    Exhibits.

        (a) The registrant's code of ethics pursuant to Item 2 of form N-CSR is filed with the registrant's annual N-CSR.

        (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

        (c) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        EACM SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

By
                           /s/ Phillip N. Maisano
--------------------------------------------------------------------------------
                               Phillip N. Maisano
                             Chief Executive Officer

Dated:  August 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
                           /s/ Phillip N. Maisano
--------------------------------------------------------------------------------
                               Phillip N. Maisano
                             Chief Executive Officer

Dated:  August 25, 2004

By
                          /s/ Peter P. Gwiazdowski
--------------------------------------------------------------------------------
                              Peter P. Gwiazdowski
                             Chief Financial Officer

Dated:  August 25, 2004